UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06563
CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2006

Item 1. Schedule of Investments.
CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

EQUITY SECURITIES - 97.3%
Air Freight & Logistics - 2.5%
Pacer International, Inc.	108,400	$3,531,672

Capital Markets - 3.6%
Affiliated Managers Group, Inc.*	33,600	2,919,504
Federated Investors, Inc., Class B	65,100	2,050,650

		4,970,154

Chemicals - 2.3%
Praxair, Inc.	59,700	3,223,800

Commercial Services & Supplies - 2.1%
Resources Connection, Inc.*	118,000	2,952,360

Construction Materials - 2.0%
Eagle Materials, Inc.	57,300	2,721,750

Consumer Finance - 1.6%
SLM Corp.	40,600	2,148,552

Diversified Consumer Services - 5.1%
Strayer Education, Inc.	42,550	4,132,456
Weight Watchers International, Inc.	74,700	3,054,483

		7,186,939

Electronic Equipment & Instruments - 9.3%
Amphenol Corp.	89,500	5,008,420
Itron, Inc.*	75,600	4,480,056
Mettler - Toledo International, Inc.*	58,000	3,513,060

		13,001,536

Energy Equipment & Services - 4.5%
Superior Energy Services, Inc.*	185,000	6,271,500

Gas Utilities - 1.7%
Oneok, Inc.	68,400	2,328,336

Health Care Providers & Services - 5.8%
Coventry Health Care, Inc.*	52,850	2,903,579
DaVita, Inc.*	53,900	2,678,830
Omnicare, Inc.	51,600	2,446,872

		8,029,281

Household Durables - 5.1%
KB Home	46,600	2,136,610
Pulte Homes, Inc.	125,000	3,598,750
Yankee Candle Co., Inc.	53,900	1,348,039

		7,083,399

Household Products - 2.6%
Church & Dwight Co., Inc.	101,450	3,694,809

Insurance - 1.7%
Protective Life Corp.	52,000	2,424,240

IT Services - 8.2%
Cognizant Technology Solutions Corp.*	82,100	5,531,077
CSG Systems International, Inc.*	136,600	3,379,484
Hewitt Associates, Inc.*	112,200	2,522,256

		11,432,817

Life Sciences - Tools & Services - 4.6%
Dionex Corp.*	63,800	3,487,308
Waters Corp.*	66,500	2,952,600

		6,439,908

Machinery - 3.3%
Graco, Inc.	101,000	4,643,980

Metals & Mining - 3.4%
Reliance Steel & Aluminum Co.	57,500	4,769,625

Office Electronics - 1.5%
Xerox Corp.*	154,600	2,150,486

Oil, Gas & Consumable Fuels - 5.4%
Cimarex Energy Co.	88,500	3,805,500
XTO Energy, Inc.	84,100	3,723,107

		7,528,607

Personal Products - 1.0%
USANA Health Sciences, Inc.*	36,300	1,375,770

Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc.*	68,300	3,257,227

Semiconductors & Semiconductor Equipment - 2.8%
Diodes, Inc.*	95,800	3,969,952

Software - 2.4%
ANSYS Inc.*	69,940	3,344,531

Specialty Retail - 6.8%
Chico’s FAS, Inc.*	109,000	2,940,820
Ross Stores, Inc.	147,200	4,128,960
Williams-Sonoma, Inc.	71,600	2,437,980

		9,507,760

Thrifts & Mortgage Finance - 2.1%
FirstFed Financial Corp.*	50,900	2,935,403

Trading Companies & Distributors - 3.6%
WESCO International, Inc.*	73,300	5,057,700

Total Equity Securities (Cost $130,623,354)		135,982,094

	Principal
	Amount	Value

High Social Impact Investments - 0.5%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	$700,000	659,071

Total High Social Impact Investments (Cost $700,000)		659,071

U.S. Government Agencies and Instrumentalities - 2.1%

Federal Home Loan Bank Discount Notes, 7/3/06	3,000,000	2,999,183

Total U.S. Government Agencies and Instrumentalities (Cost $2,999,183)		2,999,183

TOTAL INVESTMENTS (Cost $134,322,537) - 99.9%		139,640,348
Other assets and liabilities, net - 0.1%		154,876

Net Assets - 100%		$139,795,224

*	Non income producing security

(b)	This security was valued by the Board of Directors, see Note A.

(i)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(r)	Restricted securities represent 0.5% of the net assets of the Fund.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05	$700,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESMENTS
JUNE 30, 2006

	Shares	Value

EQUITY SECURITIES - 98.0%
Australia - 5.1%
AMP Ltd.	118,361	$802,102
Aristocrat Leisure Ltd.	141,424	1,352,039
Australia & New Zealand Banking Group Ltd.	16,543	326,500
BlueScopeSteel Ltd.	302,925	1,787,526
Commonwealth Bank of Australia	93,090	3,068,555
CSL Ltd.	25,497	1,017,227
Macquarie Bank Ltd.	84,426	4,323,898
National Australia Bank Ltd.	135,073	3,525,069
QBE Insurance Group Ltd.	202,360	3,079,135
Santos Ltd.	522,771	4,695,124
Telstra Corp. Ltd.	1,005,863	2,747,495
Toll Holdings Ltd.	56,769	592,022

		27,316,692

Austria - 0.4%
Raiffeisen International Bank Holding AG	2,521	218,737
Voestalpine AG	13,130	1,993,248

		2,211,985

Belgium - 1.1%
Colruyt SA*	6,708	1,046,620
Delhaize Group	7,344	508,642
Dexia	96,148	2,309,820
Umicore	15,464	2,063,015

		5,928,097

Canada - 2.9%
EnCana Corp.	109,600	5,777,837
IPSCO, Inc.	5,302	508,184
Royal Bank of Canada	115,400	4,690,518
Teck Cominco Ltd., Class B	75,694	4,547,071

		15,523,610

Denmark - 0.2%
DSV A/S	5,081	848,712

Finland - 3.9%
Kesko Oyj	39,400	1,509,413
Metso Oyj	145,700	5,282,008
Nokia Oyj	212,050	4,324,653
Rautaruukki Oyj	95,800	2,891,516
Sampo Oyj	222,200	4,236,361
Stora Enso Oyj	180,100	2,513,139

		20,757,090

France - 11.1%
Air France-KLM	43,523	1,022,220
AXA SA:
Common Stock	135,925	4,456,933
Rights*	135,925	114,637
BNP Paribas SA	125,411	11,995,202
Carrefour SA	33,619	1,969,289
Compagnie Generale des Etablissements Michelin	60,555	3,636,872
Groupe Danone SA	18,982	2,409,850
Lafarge SA	14,755	1,850,588
L’Oreal SA	51,238	4,835,293
Publicis Groupe SA	6,255	241,387
Schneider Electric SA	33,315	3,469,585
Societe Generale Groupe	95,373	14,015,333
Vallourec SA	7,818	9,390,823

		59,408,012

	Shares	Value

Germany - 5.6%
Altana AG	54,211	3,017,557
Beiersdorf AG	1,932	290,850
Commerzbank AG	64,925	2,359,509
Continental AG	6,530	666,882
Deutsche Bank AG	18,385	2,067,409
Muenchener Rueckversicherungs AG	54,638	7,457,390
ProSiebenSat.1 Media AG	4,311	107,587
Puma AG Rudolf Dassler Sport	2,746	1,066,484
Volkswagen AG:
Non-Voting Preferred	72,885	3,678,878
Ordinary	134,023	9,390,262

		30,102,808

Greece - 0.4%
Alpha Bank AE	10,536	262,268
National Bank of Greece SA:
Common Stock	33,005	1,302,378
Rights*	33,005	104,174
Piraeus Bank SA	10,646	253,034

		1,921,854

Hong Kong - 0.6%
China Netcom Group Corp. (Hong Kong) Ltd.	502,500	879,877
Hong Kong Exchanges and Clearing Ltd.	334,000	2,147,972

		3,027,849

Indonesia - 0.0%
PT Unilever Indonesia Tbk	237,000	105,541

Ireland - 0.4%
Allied Irish Banks plc	16,900	405,135
DCC plc	67,287	1,616,476

		2,021,611

Italy - 1.8%
Banca Monte dei Paschi di Siena SpA	369,308	2,218,026
Enel SpA	305,960	2,635,146
Italcementi SpA	5,442	137,551
Sanpaolo IMI SpA	236,342	4,176,796
UniCredito Italiano SpA	48,579	379,910

		9,547,429

Japan - 20.0%
Advantest Corp.	23,700	2,413,362
All Nippon Airways Co. Ltd.	129,000	495,699
Amada Co.Ltd.	24,000	251,517
Canon, Inc.	377,700	18,504,843
Casio Computer Co. Ltd.	153,300	2,925,291
Central Japan Railway Co.	213	2,120,606
Chiba Bank	151,000	1,411,030
DENSO Corp.	40,400	1,319,558
East Japan Railway Co.	321	2,382,865
Eisai Co. Ltd.	36,100	1,623,641
Fujikura Ltd.	356,000	3,926,711
Kawasaki Kisen Kaisha Ltd.	161,000	930,807
KDDI Corp.	798	4,899,297
Mazda Motor Corp.	759,067	4,753,077
Mitsubishi Gas Chemical Co., Inc.	82,000	939,557
Mitsubishi Rayon Co. Ltd.	330,000	2,685,996
Mitsui Trust Holdings, Inc.	471,000	5,655,867
Mizuho Financial Group, Inc.	1,753	14,834,785
NGK Spark Plug Co. Ltd.	30,000	602,594
Nikon Corp.	262,000	4,571,643
Nippon Telegraph & Telephone Corp.	179	876,984
Nippon Yusen KK	199,000	1,293,009
NSK Ltd.	203,000	1,682,433
SBI Holdings, Inc.	10,055	4,434,544
Shinko Electric Industries Co.Ltd	38,300	1,110,484
Stanley Electric Co. Ltd.	11,100	228,776
Sumitomo Chemical Co. Ltd.	379,000	3,157,644
Sumitomo Electric Industries Ltd.	32,300	472,772
Teijin Ltd.	198,000	1,255,386
THK Co. Ltd.	38,000	1,131,654
Tokyo Electron Ltd.	121,200	8,467,752
Tokyo Gas Co. Ltd.	500,000	2,353,609
Toyota Motor Corp.	19,100	999,162
Trend Micro, Inc.	17,000	573,075
Yamaha Motor Co.	61,400	1,603,301

		106,889,331

	Shares	Value

Luxembourg - 0.1%
Tenaris SA (ADR)	7,700	311,773

Mexico - 0.0%
Empresas ESM, SA de CV(a)(b)(i)*	2,989	1

Netherlands - 5.0%
Aegon NV	356,937	6,098,220
Buhrmann NV	1	7
ING Groep NV (CVA)	488,191	19,170,457
USG People NV	1,913	146,183
Vedior NV (CVA)	57,569	1,207,931

		26,622,798

Norway - 1.3%
Orkla ASA	44,300	2,052,787
Statoil ASA	177,200	5,023,458

		7,076,245

Portugal - 0.3%
Portugal Telecom SGPS SA	130,511	1,574,343

Singapore - 0.3%
Singapore Telecommunications Ltd.	903,000	1,448,450
United Overseas Bank Ltd.	41,000	403,915

		1,852,365

South Africa - 1.2%
Absa Group Ltd.	28,298	396,243
Alexander Forbes Ltd.	74,500	151,850
BIDVest Group Ltd.	52,485	723,565
Community Growth Fund*	894,098	711,833
Investec Ltd.	8,587	383,376
Newco, Inc.	55,800	110,618
Pick’n Pay Holdings Ltd.	61,200	105,517
Pick’n Pay Stores Ltd.	54,500	221,409
Spar Group Ltd.	33,000	159,172
Telkom South Africa Ltd.	129,866	2,392,994
Tiger Brands Ltd.	53,586	1,073,515

		6,430,092

Spain - 7.1%
Acciona SA	17,788	2,760,608
Actividades de Construccion y Servicios SA	62,898	2,621,005
Banco Bilbao Vizcaya Argentaria SA	139,656	2,869,629
Metrovacesa SA	3,751	338,401
Repsol YPF SA	488,777	13,984,437
Telefonica SA	919,899	15,304,927

		37,879,007

Sweden - 1.6%
Holmen AB	26,300	1,060,778
Nordea Bank AB	84,500	1,007,235
Skandinaviska Enskilda Banken AB	19,200	456,395
SKF AB	118,227	1,859,894
SSAB Svenskt Stal AB	100,311	1,995,153
Svenska Handelsbanken AB	51,200	1,316,405
TeliaSonera AB	109,500	620,745

		8,316,605

	Shares	Value

Switzerland - 3.2%
Credit Suisse Group	108,684	6,069,303
Geberit AG	556	641,861
Logitech International SA*	26,851	1,034,712
Roche Holding AG	26,734	4,411,105
Zurich Financial Services Group AG*	22,527	4,928,959

		17,085,940

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,106	285,550

Thailand - 0.1%
Bangkok Bank PCL (NVDR)	104,300	278,789
Charoen Pokphand Foods PCL	930,000	132,823

		411,612

United Kingdom - 19.1%
Aegis Group plc	446,172	1,074,381
Aviva plc	341,933	4,839,098
Barclays plc	360,574	4,096,326
Barratt Developments plc	174,434	3,057,157
BG Group plc	915,711	12,231,353
British Airways plc*	295,683	1,873,622
BT Group plc	248,340	1,098,441
Bunzl plc	129,619	1,479,735
Cadbury Schweppes plc	239,935	2,313,269
Corus Group	140,404	1,184,946
DSG International plc	720,418	2,543,877
George Wimpey plc	206,523	1,736,278
GlaxoSmithKline plc	528,162	14,754,001
GUS plc	79,667	1,422,767
Hays plc	318,137	794,010
HBOS plc	338,109	5,875,743
HSBC Holdings plc	378,039	6,650,030
IMI plc	90,268	833,163
Imperial Chemical Industries plc	108,181	725,999
International Power plc	156,771	824,567
J Sainsbury plc	178,986	1,106,862
Lloyds TSB Group plc	214,762	2,110,274
Marks and Spencer Group plc	160,343	1,740,068
Next plc	96,004	2,896,594
Northern Foods plc	679,817	999,165
Persimmon plc	61,871	1,411,499
Royal & Sun Alliance Insurance Group plc	1,362,552	3,388,079
Royal Bank of Scotland Group plc	147,419	4,845,777
Sage Group plc	383,011	1,633,921
Schroders plc	57,121	1,066,585
Scottish & Southern Energy plc	118,360	2,518,596
Taylor Woodrow plc	322,465	1,991,165
Unilever plc	95,938	2,156,763
United Utilities plc	105,691	1,253,467
Vodafone Group plc	928,959	1,979,319
Wolseley plc	62,058	1,368,726

		101,875,623

	Shares	Value

United States - 5.1%
AT&T, Inc.	83,100	2,317,659
BellSouth Corp.	37,800	1,368,360
Biogen Idec, Inc.*	7,300	338,209
CB Richard Ellis Group, Inc.*	4,600	114,540
Chubb Corp.	11,900	593,810
Cummins, Inc.	14,200	1,735,950
Distributed Energy Systems Corp.:
Common Stock*	274,242	1,417,831
Warrants (strike price $2.80/share, expires 12/17/06):
Tranche 1 (b)(i)*	70,759	167,699
Tranche 2 (b)(i)*	23,587	55,901
Eagle Materials, Inc.	8,700	413,250
EOG Resources, Inc.	20,000	1,386,800
Evergreen Solar, Inc.*	1,400	18,172
Federated Investors, Inc., Class B	3,100	97,650
Franklin Resources, Inc.	9,800	850,738
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A, Preferred (b)(i)*	69,033	98,717
Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12) (b)(i)*	1,104	—
Series B, Preferred (b)(i)*	161,759	231,315
Series C, Preferred (b)(i)*	36,984	52,886
Hartford Financial Services Group, Inc.	11,000	930,600
Helix Energy Solutions Group, Inc.*	13,400	540,824
IntercontinentalExchange, Inc.*	9,300	538,842
Komag, Inc.*	5,300	244,754
Laboratory Corp. of America Holdings, Inc.*	3,200	199,136
Lexmark International, Inc.*	17,200	960,276
Lowe’s Co.’s, Inc.	31,200	1,892,904
Mayer Laboratories, Inc. Warrants (strike price $6.50/share, expires 12/31/07) (b)(i)*	11,538	—
Motorola, Inc.	67,400	1,358,110
Parker Hannifin Corp.	15,200	1,179,520
Powerspan Corp.:
Series A, Preferred (b)(i)*	45,455	140,136
Series B, Preferred (b)(i)*	20,000	73,964
Series C, Preferred (b)(i)*	239,566	299,458
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08) (b)(i)*	198	22
ProFund International SA:
Common (b)(i)*	2,500	—
Preferred (b)(i)*	33,661	12,738
Progressive Corp.	14,000	359,940
Radian Group, Inc.	4,500	278,010
Reliance Steel & Aluminum Co.	7,800	647,010
RF Technology, Inc., Series A, Preferred (b)(i)*	53,844	1
Ryder System, Inc.	2,100	122,703
Safeco Corp.	3,600	202,860
SMARTTHINKING, Inc.:
Series 1-A, Preferred (b)(i)*	104,297	159,398
Series 1-B, Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Swift Transportation Co., Inc.*	4,600	146,096
TEREX Corp.*	7,300	720,510
Texas Instruments, Inc.	54,500	1,650,805
Unit Corp.*	2,500	142,225
WESCO International, Inc.*	5,600	386,400
Western Digital Corp.*	9,600	190,176
WR Berkley Corp.	20,100	686,013
XTO Energy, Inc.	46,300	2,049,701

		27,405,812

Total Equity Securities (Cost $469,128,380)		522,738,387

	Adjusted
Limited Partnership Interest - 0.4%	Basis	Value

Balkan Financial Sector Equity Fund CV (b)(i)*	$30,732	32,300
China Environment Fund 2004 (b)(i)*	65,703	65,703
GNet Defta Development Holdings LLC (a)(b)(i)*	400,000	400,000
SAM Sustainability Private Equity Fund (b)(i)*	1,008,076	627,102
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	610,414	601,819
SEAF India International Growth Fund LLC (b)(i)*	198,932	197,087
ShoreCap International (b)(i)*	454,683	478,927
Terra Capital Investors, Ltd. (b)(i)*	469,590	1

Total Limited Partnership Interest (Cost $3,238,130)		2,402,939

	Principal
	Amount	Value

Corporate Notes - 0.0%
Mayer Laboratories, Inc., 6.00%, 12/31/06 (b)(i)	$94,820	23,705

Total Corporate Notes (Cost $94,820)		23,705

Certificates of Deposit - 0.0%

Self Help Credit Union, 4.85%, 2/22/07 (b)(k)	100,000	99,600
Shorebank, 4.30%, 3/15/07 (b)(k)	100,000	99,650

Total Certificates of Deposit (Cost $200,000)		199,250

High Social Impact Investments - 0.7%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/08 (b)(i)(r)	3,738,819	3,520,210

Total High Social Impact Investments (Cost $3,738,819)		3,520,210

U.S. Government Agencies and Instrumentalities - 0.4%

Federal Home Loan Bank Discount Notes, 7/3/06	2,000,000	1,999,456

Total U.S. Government Agencies and Instrumentalities (Cost $1,999,456)		1,999,456

TOTAL INVESTMENTS (Cost $478,399,605) - 99.5%		530,883,947
Other assets and liabilities, net - 0.5%		2,593,512

Net Assets - 100%		$533,477,459

Abbreviations:

ADR: American Depository Receipt

CVA: Certificaten Van Aandelen

LLC: Limited Liability Corporation

LP: Limited Partnership

NVDR: Non-Voting Depository Receipt

*Non-income producing security.

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 1.4% of net assets of the Fund.

(k) These certificates of deposit are fully insured by agencies of the federal government.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate period end.

CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Balkan Financial Sector Equity Fund CV	1/12/06 - 6/28/06	$30,732
Calvert Social Investment Foundation Notes, 3.00%, 7/1/08	7/1/05	3,738,819
China Environment Fund 2004, LP	9/15/05 - 4/6/06	65,703
Distributed Energy Common Warrants, (strike price $2.80/share, expires 12/17/2006):
Tranche 1	1/6/04	—
Tranche 2	1/6/04	—

Empresas ESM, SA de CV	10/25/01-10/29/02	350,000
GNet Defta Development Holdings LLC	8/30/05	400,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, exp. 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 1/1/12)	11/4/04	—

Series B, Preferred	10/21/04-10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Mayer Laboratories, Inc.:
Note, 6.00%, 12/31/06	12/31/96	94,820
Warrants (strike price $6.50/share, expires 12/31/07)	1/21/03	—
Powerspan Corp:
Series A, Preferred	8/20/97	250,000
Series B, Preferred	10/05/99	200,000
Series C, Preferred	12/21/04	273,105
Series C, Preferred Warrants (strike price $1.14/share, expires 6/30/08)	12/21/04	—
ProFund International SA:
Common	8/29/95 - 5/25/99	2,500
Preferred	5/25/99- 9/8/03	33,660
RF Technology, Inc., Series A, Preferred	7/16/99 - 3/23/01	299,990
SAM Sustainability Private Equity Fund, LP	7/19/01 - 2/17/06	1,008,076
SEAF Central & Eastern European Growth Fund LLC, LP	8/10/00 - 2/23/06	610,414
SEAF India International Growth Fund LLC, LP	3/22/05 - 5/24/06	198,932
ShoreCap International LP	8/12/04 - 4/19/06	454,683
SMARTHINKING, Inc.:
Series 1-A, Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Terra Capital Investors, Ltd., LP	11/23/98 - 3/14/06	469,590
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert World Values International Equity Fund and the Calvert Capital Accumulation Fund, each a series of Calvert World Values Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified and non-diversified, respectively, open-end management investment companies. The operation of each series is accounted for separately. The Funds offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert World Values International Equity Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of June 30, 2006:

	Total Investments	% of Net Assets

Capital Accumulation	$659,071	0.5%
International Equity	7,471,533	1.4%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Forward Currency Contracts: The Fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangement: The Fund has arrangements with its custodian banks whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2006, and net realized capital loss carryforwards as of September 30, 2005 with expiration dates:

		Capital
	International Equity	Accumulation

Federal income tax cost of investments	$478,658,119	$134,446,650
Unrealized appreciation	61,822,049	15,609,359
Unrealized depreciation	9,596,221	10,415,661
Net unrealized appreciation/ (depreciation)	$52,225,828	$5,193,698
Capital Loss Carryforwards

		Capital
Expiration Date	International Equity	Accumulation

30-Sep-09	$359,484	—
30-Sep-11	6,142,100	$3,962,054

	$6,501,584	$3,962,054

Capital losses may be utilized to offset current and future capital gains until expiration.
The International Equity Fund’s use of net capital loss carryforwards of $359,484 (from Calvert South Africa Fund that merged into the Fund in September 2002) may be limited under certain tax provisions.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
Empresas ESM, SA de CV	$350,000	$1
GNet Defta Development Holdings LLC	400,000	400,000
SEAF Central & Eastern European Growth Fund LLC	610,414	601,819

TOTALS	$1,360,414	$1,001,820
NOTE D — OTHER
In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $2,151,442 at June 30, 2006.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 25, 2006